Quarterly Holdings Report
for

Fidelity Advisor® Diversified International Fund

July 31, 2021

ADIF-QTLY-0921
1.804845.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (000s)
Australia - 0.6%
Aristocrat Leisure Ltd.	316,243	$9,664
Lynas Rare Earths Ltd. (a)	445,320	2,399

TOTAL AUSTRALIA		12,063

Austria - 0.1%
Erste Group Bank AG	67,100	2,604
Bailiwick of Jersey - 1.8%
Experian PLC	242,500	10,676
Ferguson PLC	115,646	16,219
WPP PLC	612,800	7,925

TOTAL BAILIWICK OF JERSEY		34,820

Belgium - 1.5%
KBC Groep NV	242,180	19,507
UCB SA	83,700	9,055

TOTAL BELGIUM		28,562

Bermuda - 1.1%
Hiscox Ltd. (a)	466,066	5,678
IHS Markit Ltd.	125,288	14,639

TOTAL BERMUDA		20,317

Brazil - 0.0%
Natura & Co. Holding SA (a)	83,000	857
Canada - 2.1%
Canadian Natural Resources Ltd.	216,900	7,158
Constellation Software, Inc.	7,500	12,014
Fairfax India Holdings Corp. (a)(b)	230,200	3,039
First Quantum Minerals Ltd.	149,200	3,195
Franco-Nevada Corp.	58,100	9,293
Thomson Reuters Corp.	48,400	5,129

TOTAL CANADA		39,828

Cayman Islands - 2.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	46,700	9,115
Anta Sports Products Ltd.	491,000	10,697
Li Ning Co. Ltd.	991,000	10,444
Medlive Technology Co. Ltd.	138,500	492
Sea Ltd. ADR (a)	8,600	2,375
Tencent Holdings Ltd.	147,100	8,871
Zai Lab Ltd. ADR (a)	27,054	3,912

TOTAL CAYMAN ISLANDS		45,906

China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	40,376	10,492
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	48,000	2,900
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	213,100	890

TOTAL CHINA		14,282

Curacao - 0.2%
Schlumberger Ltd.	138,800	4,002
Denmark - 1.9%
DSV Panalpina A/S	104,800	25,536
GN Store Nord A/S	55,800	4,890
ORSTED A/S (b)	12,796	1,901
Vestas Wind Systems A/S	140,500	5,180

TOTAL DENMARK		37,507

Finland - 0.2%
Neste Oyj	49,300	3,031
France - 10.7%
Amundi SA (b)	81,658	7,546
BNP Paribas SA	337,600	20,587
Capgemini SA	92,600	20,020
Dassault Systemes SA	161,000	8,885
Edenred SA	84,000	4,881
Hermes International SCA	1,700	2,599
Legrand SA	109,400	12,329
LVMH Moet Hennessy Louis Vuitton SE	52,543	42,069
Pernod Ricard SA	89,300	19,714
Sanofi SA	211,155	21,764
Sartorius Stedim Biotech	13,029	7,439
Societe Generale Series A	250,900	7,348
SR Teleperformance SA	43,600	18,392
Worldline SA (a)(b)	144,800	13,554

TOTAL FRANCE		207,127

Germany - 7.4%
adidas AG	53,509	19,430
Allianz SE	89,400	22,271
Auto1 Group SE (b)	66,200	3,240
Brenntag AG	55,487	5,542
Deutsche Post AG	354,526	24,027
Hannover Reuck SE	53,600	9,022
Linde PLC	70,738	21,662
Merck KGaA	50,300	10,302
SAP SE	44,873	6,440
Siemens Healthineers AG (b)	176,400	11,651
SUSE SA (a)	71,500	2,281
Symrise AG	46,700	6,886

TOTAL GERMANY		142,754

Greece - 0.1%
Piraeus Financial Holdings SA (a)	711,900	1,225
Hong Kong - 2.4%
AIA Group Ltd.	2,901,800	34,722
Hong Kong Exchanges and Clearing Ltd.	30,089	1,920
Techtronic Industries Co. Ltd.	536,500	9,589

TOTAL HONG KONG		46,231

India - 3.6%
Axis Bank Ltd. (a)	370,400	3,532
HDFC Bank Ltd.	874,142	16,838
Housing Development Finance Corp. Ltd.	405,587	13,318
Kotak Mahindra Bank Ltd. (a)	479,840	10,681
Reliance Industries Ltd.	63,367	1,202
Reliance Industries Ltd.	874,808	23,950

TOTAL INDIA		69,521

Indonesia - 0.5%
PT Bank Central Asia Tbk	2,304,500	4,756
PT Bank Rakyat Indonesia Tbk	18,304,700	4,696

TOTAL INDONESIA		9,452

Ireland - 2.0%
Aon PLC	39,800	10,349
Flutter Entertainment PLC (a)	44,700	7,642
Kingspan Group PLC (Ireland)	103,981	11,311
Ryanair Holdings PLC sponsored ADR (a)	85,836	9,360

TOTAL IRELAND		38,662

Isle of Man - 0.1%
Entain PLC (a)	114,400	2,889
Italy - 1.5%
Enel SpA	1,129,400	10,408
FinecoBank SpA (a)	388,200	6,960
GVS SpA (b)	120,100	1,838
Recordati SpA	95,700	5,924
Reply SpA	20,400	3,647

TOTAL ITALY		28,777

Japan - 17.2%
Daikin Industries Ltd.	50,000	10,442
FUJIFILM Holdings Corp.	156,475	11,229
Fujitsu Ltd.	31,800	5,410
Hitachi Ltd.	336,800	19,372
Hoya Corp.	278,200	39,065
Itochu Corp.	545,000	16,132
Keyence Corp.	53,100	29,400
KH Neochem Co. Ltd.	11,900	280
Minebea Mitsumi, Inc.	813,400	21,963
Misumi Group, Inc.	178,800	6,193
Murata Manufacturing Co. Ltd.	107,800	8,946
Nitori Holdings Co. Ltd.	28,103	5,342
NOF Corp.	44,900	2,272
ORIX Corp.	524,900	9,148
Park24 Co. Ltd. (a)	65,400	1,225
Persol Holdings Co. Ltd.	362,100	7,245
Recruit Holdings Co. Ltd.	306,100	15,865
Relo Group, Inc.	87,200	1,913
Seven & i Holdings Co. Ltd.	101,200	4,516
Shin-Etsu Chemical Co. Ltd.	136,900	22,332
Shiseido Co. Ltd.	122,892	8,214
SMC Corp.	25,900	15,298
Sony Group Corp.	174,100	18,188
Sugi Holdings Co. Ltd.	36,600	2,692
TIS, Inc.	172,000	4,445
Tokyo Electron Ltd.	41,500	17,116
Tsuruha Holdings, Inc.	85,100	10,015
Welcia Holdings Co. Ltd.	203,312	6,903
Z Holdings Corp.	1,542,700	7,721
ZOZO, Inc.	126,300	4,288

TOTAL JAPAN		333,170

Korea (South) - 1.4%
NAVER Corp.	16,340	6,145
Samsung Electronics Co. Ltd.	319,970	21,789

TOTAL KOREA (SOUTH)		27,934

Luxembourg - 0.9%
B&M European Value Retail SA	1,438,295	11,056
Eurofins Scientific SA	60,530	7,241

TOTAL LUXEMBOURG		18,297

Netherlands - 6.8%
Adyen BV (a)(b)	4,073	11,038
Airbus Group NV (a)	105,700	14,499
Argenx SE (a)	9,300	2,840
ASML Holding NV	71,100	54,514
Corbion NV	18,300	1,002
IMCD NV	61,050	10,573
Koninklijke Philips Electronics NV	41,862	1,930
NXP Semiconductors NV	70,200	14,489
Wolters Kluwer NV	178,600	20,356

TOTAL NETHERLANDS		131,241

New Zealand - 0.1%
Ryman Healthcare Group Ltd.	311,645	2,862
Norway - 0.9%
Schibsted ASA (A Shares)	322,700	17,109
Spain - 2.5%
Cellnex Telecom SA (b)	283,744	18,492
Iberdrola SA	1,419,771	17,087
Industria de Diseno Textil SA	352,400	11,952

TOTAL SPAIN		47,531

Sweden - 1.9%
Hexagon AB (B Shares)	789,300	13,066
Indutrade AB	505,500	16,489
Investor AB (B Shares)	230,900	5,721
Kry International AB (c)	332	141
Nordnet AB	111,300	1,796

TOTAL SWEDEN		37,213

Switzerland - 8.8%
Dufry AG (a)	117,774	6,231
Idorsia Ltd. (a)	30,216	747
Julius Baer Group Ltd.	73,680	4,863
Lonza Group AG	29,366	22,865
Nestle SA (Reg. S)	316,160	40,035
Roche Holding AG (participation certificate)	131,337	50,737
Sika AG	72,858	25,665
Sonova Holding AG Class B	25,003	9,823
Swiss Re Ltd.	67,660	6,126
Zur Rose Group AG (a)	6,797	2,529

TOTAL SWITZERLAND		169,621

Taiwan - 1.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,131,000	4,474
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	162,700	18,977

TOTAL TAIWAN		23,451

United Kingdom - 8.0%
AstraZeneca PLC (United Kingdom)	184,679	21,221
Big Yellow Group PLC	313,300	6,323
Bridgepoint Group Ltd.	289,700	1,953
Compass Group PLC (a)	422,992	8,943
Diageo PLC	331,800	16,453
Dr. Martens Ltd. (a)	186,600	1,123
JD Sports Fashion PLC	511,897	6,382
Jet2 PLC (a)	104,518	1,804
Lloyds Banking Group PLC	16,538,800	10,457
London Stock Exchange Group PLC	64,500	6,725
Ocado Group PLC (a)	199,700	5,149
Prudential PLC (a)	802,194	15,064
RELX PLC (Euronext N.V.)	744,547	22,107
Rentokil Initial PLC	1,511,800	11,911
S4 Capital PLC (a)	338,800	3,268
Smith & Nephew PLC	671,900	13,711
Starling Bank Ltd. Series D (a)(c)	1,081,500	1,946
WH Smith PLC (a)	36,500	824

TOTAL UNITED KINGDOM		155,364

United States of America - 4.9%
Alphabet, Inc. Class C (a)	4,349	11,762
Booking Holdings, Inc. (a)	2,300	5,010
Boston Scientific Corp. (a)	88,600	4,040
Dlocal Ltd.	44,700	2,018
IQVIA Holdings, Inc. (a)	57,700	14,292
Marsh & McLennan Companies, Inc.	76,800	11,306
Marvell Technology, Inc.	183,800	11,122
MasterCard, Inc. Class A	31,700	12,234
NICE Systems Ltd. sponsored ADR (a)	37,500	10,449
Visa, Inc. Class A	49,600	12,221

TOTAL UNITED STATES OF AMERICA		94,454

TOTAL COMMON STOCKS
(Cost $1,076,419)		1,848,664

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.6%
United States of America - 0.6%
Rivian Automotive, Inc.:
Series E (c)(d)	152,975	5,637
Series F (c)(d)	36,409	1,342
Wasabi Holdings, Inc. Series C (c)(d)	372,910	4,052
		11,031
Nonconvertible Preferred Stocks - 0.1%
Germany - 0.1%
Porsche Automobil Holding SE (Germany)	11,000	1,191
Sweden - 0.0%
Kry International AB Series E (c)	1,920	857

TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,048

TOTAL PREFERRED STOCKS
(Cost $9,734)		13,079

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.06% (e)
(Cost $73,338)	73,323,695	73,338
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,159,491)		1,935,081
NET OTHER ASSETS (LIABILITIES) - 0.0%		129
NET ASSETS - 100%		$1,935,210

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,299,000 or 3.7% of net assets.

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,031,000 or 0.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Rivian Automotive, Inc. Series E	7/10/20	$2,370
Rivian Automotive, Inc. Series F	1/19/21	$1,342
Wasabi Holdings, Inc. Series C	3/31/21	$4,052

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$23
Fidelity Securities Lending Cash Central Fund	11
Total	$34

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$55,799	$218,590	$201,051	$--	$--	$73,338	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	3,813	76,359	80,172	--	--	--	0.0%
Total	$59,612	$294,949	$281,223	$--	$--	$73,338

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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